SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	$ 1,035	$ 1,402
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	318	463
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	$ 717	$ 939